QUARTERLY DATA (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2012
QUARTERLY DATA (UNAUDITED) [Abstract]
Schedule of Selected Quarterly Financial Information

	March 31,		June 30,		September 30,		December 31,
	2012	2011	2012	2011	2012	2011	2012	2011
In thousands, except per share data
Revenues	$8,361	$2,228	$8,625	$2,368	$7,326	$8,207	$6,820	$8,285
Income (loss) from operations	1,039	(3,330)	885	(1,535)	431	(123)	(1,190)	(179)
Net income (loss) applicable to common stock before noncontrolling interest	721	(3,772)	894	(1,575)	382	(269)	(1,046)	(349)
Net income (loss) applicable to Ecosphere Technologies, Inc. common stock	365	(3,800)	506	(1,861)	316	(1,309)	(1,051)	(685)
Net income (loss) per common share applicable to common stock
Basic	-	(0.03)	-	(0.01)	-	(0.01)	-	-
Diluted	-	(0.03)	-	(0.01)	-	(0.01)	-	-